Note 7 - Inventories - Inventory Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Finished Goods	$ 13,165	$ 10,498
Work in progress	0	925
Consumable	562	882
Current inventories, excluding spare parts	13,727	12,305
Spare parts	9,490	7,137
Total	23,217	19,442
High-grade lithium concentrate [member]
Statement Line Items [Line Items]
Finished Goods	3,817	1,366
Green-by-products [member]
Statement Line Items [Line Items]
Finished Goods	$ 9,348	$ 9,132